Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2023-12-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	In the fourth quarter of 2023, the Company adopted a clawback policy which implements the incentive-based compensation recovery provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 as required under the listing standards of Nasdaq, and requires recovery of incentive-based compensation received by current or former executive officers during the three fiscal years preceding the date it is determined that the Company is required to prepare an accounting restatement.